UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   1/12/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:  $128,675

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title				Value				Investment	Other			Voting Authority
Name of Issuer		of Class  	CUSIP		(x$1000)	Shares	SH/PRN	Discretion	Managers	Sole		Shared	None
Pfizer Incorporated 	COM		717081103	 11,169 	478,925 SH	Sole		N/A	 	478,925 	0	0
Berkshire Hathaway Cl B COM		084670207	 10,362 	3,530 	SH	Sole		N/A	 	 3,530 		0	0
First Data Corp         COM		319963104	   8,655 	201,225	SH	Sole		N/A		 201,225 	0	0
Tyco Intl Ltd           COM		902124106	   8,154 	282,521	SH	Sole		N/A		 282,521 	0	0
United Parcel Service B COM		911312106	   7,990 	106,318	SH	Sole		N/A		 106,318 	0	0
Intl Game Technology    COM		459902102	   7,838 	254,632	SH	Sole		N/A		 254,632 	0	0
Accenture Ltd Cl A      COM		G1150G111      	   7,725 	267,565	SH	Sole		N/A		 267,565 	0	0
Coca Cola               COM		191216100	   7,315 	181,467	SH	Sole		N/A		 181,467 	0	0
Anheuser Busch Co Inc   COM		035229103	   7,127 	165,887	SH	Sole		N/A		 165,887 	0	0
CarMax Inc              COM		143130102	   7,118 	257,163	SH	Sole		N/A		 257,163 	0	0
Gap Inc                 COM		364760108	   7,073 	400,942	SH	Sole		N/A		 400,942 	0	0
Dell Inc                COM		24702R101      	   6,785 	226,556	SH	Sole		N/A		 226,556 	0	0
Microsoft Corp          COM		594918104	   6,725 	257,177	SH	Sole		N/A		 257,177 	0	0
Mc Donalds Corp         COM		580135101	   5,962 	176,798	SH	Sole		N/A		 176,798 	0	0
Wal-Mart Stores Inc     COM		931142103	   5,776 	123,410	SH	Sole		N/A		 123,410 	0	0
American Intl Group Inc COM		026874107	   4,194 	 61,469 SH	Sole		N/A		   61,469 	0	0
Gannett Co Inc Del      COM		364730101	   2,195 	 36,244 SH	Sole		N/A		   36,244 	0	0
Pitney Bowes Inc        COM		724479100	   1,622 	 38,389 SH	Sole		N/A		   38,389 	0	0
M B N A Corporation     COM		55262L100	   1,566 	 57,674 SH	Sole		N/A		   57,674 	0	0
Home Depot Inc          COM		437076102	   1,463 	 36,141 SH	Sole		N/A		   36,141 	0	0
Waste Management Inc    COM		94106L109      	   1,439 	 47,424 SH	Sole		N/A		   47,424 	0	0
Fifth Third Bancorp     COM		316773100	      425 	 11,261 SH	Sole		N/A		   11,261 	0	0